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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                   	Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Equity Opportunity Fund
                     Schedule of Investments  2/28/09

 Shares                                                            Value
           COMMON STOCKS - 92.0 %
           Energy - 5.8 %
           Coal & Consumable Fuels - 1.6 %
    4,200  Consol Energy, Inc.                                 $   114,450
   15,440  Massey Energy Co. (b)                                   178,332
                                                               $   292,782
           Oil & Gas Exploration & Production - 3.5 %
    3,680  Apache Corp.                                        $   217,451
    5,750  Plains Exploration & Product *                          110,055
   10,420  Southwestern Energy Co. *                               299,783
                                                               $   627,289
           Oil & Gas Storage & Transportation - 0.7 %
   19,160  El Paso Corp.                                       $   129,330
           Total Energy                                        $ 1,049,401
           Materials - 7.0 %
           Diversified Chemical - 0.9 %
    4,200  FMC Corp.                                           $   169,806
           Diversified Metals & Mining - 2.1 %
   10,220  Freeport-McMoRan Copper & Gold, Inc. (Class B)      $   310,892
   98,840  Polyment Mining Corp. *                                  66,223
                                                               $   377,115
           Industrial Gases - 2.6 %
    5,000  Air Products & Chemicals, Inc.                      $   231,250
    8,100  Airgas, Inc.                                            249,399
                                                               $   480,649
           Metal & Glass Containers - 1.4 %
   11,980  Crown Holdings, Inc. *                              $   252,538
           Total Materials                                     $ 1,280,108
           Capital Goods - 10.6 %
           Aerospace & Defense - 2.6 %
    4,700  Honeywell International, Inc.                       $   126,101
    6,610  Raytheon Co.                                            264,202
    2,160  United Technologies Corp.                                88,193
                                                               $   478,496
           Construction & Engineering - 3.1 %
   44,770  KBR, Inc.                                           $   564,102
           Electrical Component & Equipment - 1.5 %
    5,185  AMETEK, Inc.                                        $   137,195
    9,350  General Cable Corp. *                                   144,271
                                                               $   281,466
           Industrial Machinery - 2.2 %
    1,300  Danaher Corp.                                       $    65,988
    7,350  SPX Corp.                                               325,458
                                                               $   391,446
           Trading Companies & Distributors - 1.2 %
    3,300  W.W. Grainger, Inc.                                 $   218,328
           Total Capital Goods                                 $ 1,933,838
           Commercial Services & Supplies - 0.7 %
           Office Services & Supplies - 0.7 %
    6,170  Avery Dennison Corp.                                $   124,326
           Total Commercial Services & Supplies                $   124,326
           Consumer Durables & Apparel - 0.7 %
           Homebuilding - 0.7 %
   15,300  D.R. Horton, Inc.                                   $   129,285
           Total Consumer Durables & Apparel                   $   129,285
           Consumer Services - 0.3 %
           Restaurants - 0.3 %
    4,300  Nathan's Famous, Inc. *                             $    51,041
           Total Consumer Services                             $    51,041
           Media - 1.3 %
           Movies & Entertainment - 1.3 %
   31,100  Time Warner, Inc.                                   $   237,293
           Total Media                                         $   237,293
           Retailing - 2.4 %
           Apparel Retail - 0.5 %
   12,790  The Limited Brands, Inc. (b)                        $    98,355
           Computer & Electronics Retail - 1.9 %
   12,700  Gamestop Corp. *                                    $   341,884
           Total Retailing                                     $   440,239
           Food & Drug Retailing - 2.5 %
           Drug Retail - 2.5 %
   17,370  CVS/Caremark Corp.                                  $   447,104
           Total Food & Drug Retailing                         $   447,104
           Food, Beverage & Tobacco - 3.5 %
           Distillers & Vintners - 1.0 %
   14,100  Constellation Brands, Inc. *                        $   184,005
           Packaged Foods & Meats - 1.3 %
    6,200  The J.M. Smucker Co.                                $   230,144
           Tobacco - 1.2 %
    6,400  Phillip Morris International                        $   214,208
           Total Food, Beverage & Tobacco                      $   628,357
           Household & Personal Products - 3.6 %
           Household Products - 1.7 %
    6,300  Church & Dwight Co, Inc.                            $   308,196
           Personal Products - 1.9 %
   16,000  Alberto-Culver Co. (Class B)                        $   354,240
           Total Household & Personal Products                 $   662,436
           Health Care Equipment & Services - 6.7 %
           Health Care Equipment - 2.6 %
   75,775  Insulet Corp. *  (b)                                $   463,743
           Health Care Services - 2.0 %
   14,186  Omnicare, Inc.                                      $   367,843
           Health Care Supplies - 2.1 %
   17,170  Inverness Medical Innovations, Inc. *  (b)          $   385,810
           Total Health Care Equipment & Services              $ 1,217,396
           Pharmaceuticals & Biotechnology - 6.9 %
           Life Sciences Tools & Services - 5.5 %
   17,690  Advanced Magnetics, Inc. *  (b)                     $   478,515
   14,310  Thermo Fisher Scientific, Inc. *                        518,881
                                                               $   997,396
           Pharmaceuticals - 1.4 %
   65,770  Cardiome Pharma Corp. * (b)                         $   251,899
           Total Pharmaceuticals & Biotechnology               $ 1,249,295
           Banks - 6.8 %
           Regional Banks - 4.8 %
    5,400  City National Corp.                                 $   173,232
    2,600  Commerce Bancshares, Inc. *                              90,298
    3,100  Cullen Frost Bankers                                    133,424
   17,748  First Horizon National Corp. *                          162,749
    7,400  Signature Bank *                                        185,074
   13,800  Texas Capital Bancshares, Inc. *                        134,412
                                                               $   879,189
           Thrifts & Mortgage Finance - 2.0 %
   18,000  Hudson City Bancorp, Inc.                           $   186,660
   16,900  New York Community Bancorp, Inc. (b)                    166,465
                                                               $   353,125
           Total Banks                                         $ 1,232,314
           Diversified Financials - 5.1 %
           Asset Management & Custody Banks - 1.6 %
    5,100  Northern Trust Corp.                                $   283,305
           Investment Banking & Brokerage - 1.7 %
    4,330  Investment Technology Group, Inc. *                 $    84,305
    9,300  Lazard, Ltd.                                            225,804
                                                               $   310,109
           Specialized Finance - 1.8 %
    1,200  CME Group, Inc.                                     $   218,880
    2,000  IntercontinentalExchange, Inc. *                        113,540
                                                               $   332,420
           Total Diversified Financials                        $   925,834
           Insurance - 2.2 %
           Reinsurance - 2.2 %
    4,700  Partnerre, Ltd. *                                   $   290,930
    2,600  Renaissancere Holdings, Ltd.                            116,985
                                                               $   407,915
           Total Insurance                                     $   407,915
           Real Estate - 1.6 %
           Mortgage Real Estate Investment Trust - 1.0 %
   13,020  Annaly Capital Management, Inc.                     $   180,978
           Office Real Estate Investment Trust - 0.6 %
   13,100  BioMed Property Trust, Inc.                         $   111,743
           Total Real Estate                                   $   292,721
           Software & Services - 4.5 %
           Data Processing & Outsourced Services - 1.6 %
    9,400  Fiserv, Inc. *                                      $   306,628
           Systems Software - 2.8 %
    7,300  BMC Software, Inc. *                                $   216,299
   10,500  McAfee, Inc. *                                          293,475
                                                               $   509,774
           Total Software & Services                           $   816,402
           Technology Hardware & Equipment - 11.5 %
           Communications Equipment - 5.3 %
   31,110  Cisco Systems, Inc. *                               $   453,273
   13,100  F5 Networks, Inc. *                                     262,000
   23,200  Riverbed Technogoly, Inc. *  (b)                        242,904
                                                               $   958,177
           Computer Hardware - 3.4 %
    2,600  Apple, Inc. *  (b)                                  $   232,206
   24,900  Teradata Corp. *                                        384,954
                                                               $   617,160
           Computer Storage & Peripherals - 0.9 %
   11,800  Netapp, Inc. *                                      $   158,592
           Electronic Equipment & Instruments - 1.2 %
    5,060  Itron, Inc. *  (b)                                  $   225,980
           Office Electronics - 0.7 %
   24,300  Xerox Corp.                                         $   125,874
           Total Technology Hardware & Equipment               $ 2,085,783
           Semiconductors - 0.5 %
           Semiconductor Equipment - 0.5 %
   10,850  Applied Materials, Inc.                             $    99,929
           Total Semiconductors                                $    99,929
           Utilities - 7.7 %
           Electric Utilities - 1.7 %
   10,300  Southern Co.                                        $   312,193
           Multi-Utilities - 6.0 %
   12,070  NSTAR  (b)                                          $   388,292
   10,300  PG&E Corp.                                              393,666
    7,499  Sempra Energy                                           311,733
                                                               $ 1,093,691
           Total Utilities                                     $ 1,405,884
           TOTAL COMMON STOCKS
           (Cost  $24,507,869)                                 $ 16,716,901

Principal
Amount ($)
           CORPORATE BONDS - 2.4 %
           Software & Services - 1.1 %
           Data Processing & Outsourced Services - 1.1 %
  365,000  First Data Corp., 9.875%, 9/24/15 (144A)            $   200,750
           Total Software & Services                           $   200,750
           Utilities - 1.3 %
           Electric Utilities - 1.3 %
  460,000  TXU Energy Co., 10.25%, 11/1/15                     $   232,300
           Total Utilities                                     $   232,300
           TOTAL CORPORATE BONDS
           (Cost  $795,446)                                    $   433,050

 Shares
           EXCHANGE TRADED FUND - 0.8 %
           Materials - 0.8 %
           Precious Metals & Minerals - 0.8 %
    4,400  Market Vectors Gold Miners                          $   146,784
           Total Materials                                     $   146,784
           TOTAL EXCHANGE TRADED FUND
           (Cost  $160,732)                                    $   146,784

Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 13.5 %
           Securities Lending Collateral  - 13.5% (c)
           Certificates of Deposit:
   58,390  Abbey National Plc, 2.52%, 8/13/09                  $    58,390
   58,386  Bank of Nova Scotia, 1.58%, 5/5/09                       58,386
   93,354  Bank of Scotland NY, 1.44%, 6/5/09                       93,354
  105,102  Barclays Bank, 1.2%, 5/27/09                            105,102
  116,780  CBA, 1.31%, 7/16/09                                     116,780
  105,102  DNB NOR Bank ASA NY, 2.41%, 6/5/09                      105,102
  106,970  Intesa SanPaolo S.p.A., 1.1%, 5/22/09                   106,970
    6,769  NORDEA NY, 0.44%, 4/9/09                                  6,769
   87,585  Royal Bank of Canada NY, 1.44%, 8/7/09                   87,585
   58,390  Royal Bank of Scotland, 2.45%, 3/5/09                    58,390
  116,780  Societe Generale, 2.62%, 9/4/09                         116,780
  105,102  Svenska Bank NY, 1.73%, 7/8/09                          105,102
  116,780  U.S. Bank NA, 1.35%, 8/24/09                            116,780
                                                               $ 1,135,489
           Commercial Paper:
   11,134  BBVA U.S., 2.11%, 3/12/09                           $    11,134
  116,780  Monumental Global Funding, Ltd., 1.64%, 8/17/09         116,780
   58,390  CME Group, Inc., 1.44%, 8/6/09                           58,390
   58,389  General Electric Capital Corp., 1.96%, 3/16/09           58,389
  114,678  American Honda Finance Corp., 1.29%, 7/14/09            114,678
  116,780  HSBC Bank, Inc., 1.64%, 8/14/09                         116,780
   29,195  IBM, 1.47%, 9/25/09                                      29,195
  105,102  Met Life Global Funding, 2.47%, 6/12/09                 105,102
  105,102  New York Life Global, 2.31%, 9/4/09                     105,102
   99,263  Westpac Banking Corp., 1.00%, 6/1/09                     99,263
                                                               $   814,811


           Tri-party Repurchase Agreements:
  116,780  Deutsche Bank, 0.27%, 3/2/09                        $   116,780
  233,560  Merrill Lynch, 0.27%, 3/2/09                            233,560
   44,040  Barclays Capital Markets, 0.25%, 3/2/09                  44,040
                                                               $   394,380

           Money Market Mutual Fund:
  116,780  JP Morgan, U.S. Government Money Market Fund        $   116,780
           Total Securities Lending Collateral                 $ 2,461,460
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $2,461,460)                                  $      2,461,460

           TOTAL INVESTMENT IN SECURITIES - 108.7%
           (Cost  $27,925,507)(a)                              $ 19,758,195
           OTHER ASSETS AND LIABILITIES - (8.7)%               $ (1,578,154)
           TOTAL NET ASSETS - 100.0%                           $ 18,180,041

       *   Non-income producing security.

  (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2009, the value of these securities amounted to $200,750 or 1.1% of total net assets.

     (a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $29,417,426 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost  $  801,893

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value    (10,461,124)

           Net unrealized loss                                 $ (9,659,231)

    (b)    At February 28, 2009, the following securities were out on loan:

  Shares   Description                                           Value
   13,000  Advanced Magnetics, Inc. *                          $   351,650
    2,300  Apple, Inc. *                                           205,413
   31,600  Cardiome Pharma Corp. *                                 121,028
   60,030  Insulet Corp. *                                         367,384
   16,000  Inverness Medical Innovations, Inc. *                   359,520
    4,700  Itron, Inc. *                                           209,902
    1,000  The Limited Brands, Inc.                                  7,690
   15,000  Massey Energy Co.                                       173,250
   16,000  New York Community Bancorp, Inc.                        157,600
    5,400  NSTAR                                                   173,718
    9,000  Riverbed Technogoly, Inc. *                              94,230
           Total                                               $ 2,221,385


     (c)   Security lending collateral is managed by Credit Suisse.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs                                                 InvestmenOther
Finan
                                                                 in
SecuriInstruments
Level 1 - Quoted Prices                                        $ 16,863,685
Level 2 - Other Significant Observable Inputs                    2,894,510
Level 3 - Significant Unobservable Inputs
Total                                                          $ 19,758,19    0



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.